Inventory (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory
Finished goods - DBS	$ 267,393	$ 259,274	$ 294,722
Raw materials	89,387	122,758	183,675
Work-in-process	112,769	82,361	31,535
Total inventory	$ 469,549	$ 464,393	$ 509,932